Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other* operating expenses
	(in millions)
2017	$2,992.9	$54.5	$1,266.1	$5.5	$64.2	$58.6	$22.5
2016	$3,068.1	$28.1	$1,412.9	$180.3	$97.8	$152.7	$143.8
2015	$2,875.4	$34.1	$1,719.9	$1,047.5	$169.5	$749.6	$386.2
* Includes amortization of deferred policy acquisition costs, amortization of value of business acquired and underwriting, general and administration expenses and goodwill impairment.